Property, Equipment, and Other Fixed Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Equipment, and Other Fixed Assets (Tables) [Line Items]
Schedule of Property, Equipment, and Other Fixed Assets

Property, equipment and other fixed assets, net consisted of the following:

	As of March 31, 2025	As of December 31, 2024
Internally-developed software	$1,360,803	$988,225
Furniture	384,368	384,368
Equipment and vehicles	2,477,034	2,477,034
Leasehold improvements	10,000	10,000
Property and equipment	4,232,205	3,859,627
Accumulated depreciation	(1,602,922)	(1,383,664)
	$2,629,283	$2,475,963

Property, equipment and other fixed assets, net consisted of the following:

	December 31, 2024	December 31, 2023
Internally-developed software	$988,225	$691,745
Furniture	384,368	126,007
Equipment and vehicles	2,477,034	2,220,168
Leasehold improvements	10,000	—
Property and equipment	3,859,627	3,037,920
Accumulated depreciation	(1,383,664)	(748,197)
	$2,475,963	$2,289,723

Heliogen, Inc. [Member]
Property, Equipment, and Other Fixed Assets (Tables) [Line Items]
Schedule of Property, Equipment, and Other Fixed Assets

Major classes of property, plant and equipment, consisted of the following:

$ in thousands	Estimated Useful Lives in Years	March 31, 2025	December 31, 2024
Leasehold improvements	5 – 7	$36	$36
Computer equipment	2 – 3	2,003	2,019
Machinery, vehicles and other equipment	5 – 7	185	504
Furniture and fixtures	2	174	321
Total property, plant and equipment		2,398	2,880
Accumulated depreciation		(2,261)	(2,565)
Total property, plant and equipment, net		$137	$315

Major classes of property, plant and equipment, consisted of the following:

$ in thousands	Estimated Useful Lives in Years	December 31,
		2024	2023
Leasehold improvements	5 – 7	$36	$3,107
Computer equipment	2 – 3	2,019	2,165
Machinery, vehicles and other equipment	5 – 7	504	4,307
Furniture and fixtures	2	321	664
Construction in progress		—	125
Total property, plant and equipment		2,880	10,368
Accumulated depreciation		(2,565)	(4,791)
Total property, plant and equipment, net		$315	$5,577